Commitments and Contingencies - Schedule of Minimum Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
2013	$ 2,528
2014	1,949
2015	713
Total minimum lease payments	$ 5,190